STOCKHOLDERS EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Schedule of Warrants, Valuation Assumptions [Table Text Block]
Risk-free interest rate	0.07%
Expected volatility	70.33%

Schedule of Share-based Compensation, Stock Options, and Warrants or Rights Activity [Table Text Block]
			Weighted
			Average
			Remaining
			Contractual
	Number of	Exercise	Life
	Shares	Price	(Years)

Outstanding and exercisable, December 31, 2012	49,065,768	$0.75 - 2.39	1.47
Granted	-	-	-
Forfeited/expired	(5,498,940)	0.75 - 2.39	-

Outstanding and exercisable, June 30, 2013	43,566,828	$0.75 – 0.95	1.36

			Weighted
			Average
			Remaining
			Contractual
	Number of	Exercise	Life
	Shares	Price	(Years)

Outstanding and exercisable, December 31, 2010	28,121,857	$0.75 - 2.39	2.43
Granted	2,509,100	0.80	2.50
Exercised	-	-	-

Outstanding and exercisable, December 31, 2011	30,630,957	0.75 - 2.39	1.52
Granted	18,484,901	0.80 - 0.95	3.05
Exercised	(50,000)	0.75	-

Outstanding and exercisable, December 31, 2012	49,065,858	$0.75 - 2.39	1.47